DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Total Services Revenues
Fair value of derivative instrument	$ 11,647,686	$ 9,827,723
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument	71,186	40,817
Convertible Promissory Notes
Fair value of derivative instrument	$ 11,576,500	$ 9,786,906